1701 Market Street                                       Morgan, Lewis
Philadelphia, PA 19103-2921                              & Bockius LLP
215.963.5000                                             Counselors at Law
Fax:  215.963.5001



November 1, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:      Accessor Funds, Inc. (File Nos. 033-41245 and 811-06337)
         Filing Pursuant to Rule 485(a)

Dear Ladies and Gentlemen:

On behalf of our client, Accessor Funds, Inc. (the "Fund"), I attach herewith for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "Act"), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 49 to the Fund's Registration Statement on Form N-1A.

This filing is made pursuant to Rule 485(a) under the Act for the purpose of introducing a new series of the Fund, Accessor Strategic Alternatives Fund.

Please contact the undersigned at 215.963.5037 if you have any questions or comments concerning this filing.

Very truly yours,

/s/ Timothy W. Levin, Esq.

Timothy W. Levin, Esq.